Retirement Plans Retirement Plans - Fair Value, Assets Measured on Recurring Basis - Non-U.S. (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 18	$ 121	$ 111
Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	117	110
Other | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4	1
Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	216	315	288
Non-U.S. pension plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	20
Non-U.S. pension plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176	174
Non-U.S. pension plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	121
Non-U.S. pension plans | U.S. large cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20	17
Non-U.S. pension plans | U.S. large cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | U.S. large cap | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20	17
Non-U.S. pension plans | U.S. large cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87	85
Non-U.S. pension plans | Non-U.S. | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	12
Non-U.S. pension plans | Non-U.S. | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	73	73
Non-U.S. pension plans | Non-U.S. | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | U.S. debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	3
Non-U.S. pension plans | U.S. debt | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
Non-U.S. pension plans | U.S. debt | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	3
Non-U.S. pension plans | U.S. debt | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | Non-U.S. corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	19
Non-U.S. pension plans | Non-U.S. corporate debt | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | Non-U.S. corporate debt | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22	19
Non-U.S. pension plans | Non-U.S. corporate debt | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	33
Non-U.S. pension plans | Non-U.S. government bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Non-U.S. pension plans | Non-U.S. government bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	31
Non-U.S. pension plans | Non-U.S. government bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	133
Non-U.S. pension plans | Insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	16
Non-U.S. pension plans | Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	117
Non-U.S. pension plans | Diversified/co-mingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	13
Non-U.S. pension plans | Diversified/co-mingled funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	4
Non-U.S. pension plans | Diversified/co-mingled funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	9
Non-U.S. pension plans | Diversified/co-mingled funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. pension plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	12
Non-U.S. pension plans | Other | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Non-U.S. pension plans | Other | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	6
Non-U.S. pension plans | Other | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3	$ 4